Contract Liabilities (Details) - Schedule of Contract Liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Contract Liabilities [Abstract]
Additions	$ 37,592	$ 112,006		$ 1,360,168
Recognized to revenue during the year	(7,937)	(122,662)		(812,158)
Refund to customers	[1]	(1,341,575)	[1],[2]		[2]
Balance	7,937	1,360,168		812,158
Balance	$ 37,592	$ 7,937		$ 1,360,168

[1]	Refund of the deposits received from customer for services not rendered during 2023. China-based clients who prepaid for surrogacy and ancillary caring services requested refund of fees so such clients can appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.
[2]	Refund of the deposits received from customer for services not rendered during 2023. China-based clients who prepaid for surrogacy and ancillary caring services requested refund of fees so such clients can appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.